MORGAN STANLEY RESIDENTIAL MORTGAGE LOAN TRUST 2024-RPL1 ABS 15G

Exhibit 99.4 - Schedule 4

Loan Number	TPR Loan Number	Tape	Audited	Field Compare	Variance	Data Discrepancy Flag
XXXXXXXX	6503365	5 yr Hybrid	ARM	Note Type	Yes	Yes